Other Current Liabilities - Allowance for sales discounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Current Liabilities
Balance at beginning of year	$ 809	$ 896	$ 494
Charges to earnings	13,632	8,791	6,448
Amounts utilized	(12,871)	(8,878)	(6,046)
Balance at end of year	$ 1,570	$ 809	$ 896